T. Rowe Price Capital Appreciation Fund

Supplement to Summary Prospectus dated May 1, 2010

The last sentence of the first paragraph is revised as follows:

This Summary Prospectus incorporates by reference the fund`s prospectus dated May 1, 2010, prospectus supplement dated January 3, 2011, and Statement of Additional Information dated May 1, 2010.

The date of this supplement is January 3, 2011.

F72-041S 1/3/11